Third party reinsurance	12 Months Ended
Dec. 31, 2020
Reinsurance Disclosures [Abstract]
Third party reinsurance	Third party reinsurance
In the normal course of business, Sirius Group seeks to protect its businesses from losses due to concentration of risk and losses arising from catastrophic events by reinsuring with third-party reinsurers. Sirius Group remains liable for risks reinsured in the event that the reinsurer does not honor its obligations under reinsurance contracts. The effects of reinsurance on Sirius Group's written and earned premiums and on losses and LAE were as follows:

(Millions)	2020	2019	2018
Written premiums:
Direct	$510.9	$511.2	$454.5
Assumed	1,239.9	1,391.5	1,366.5
Gross written premiums	1,750.8	1,902.7	1,821.0
Ceded	(246.0)	(400.1)	(463.9)
Net written premiums	$1,504.8	$1,502.6	$1,357.1
Earned premiums:
Direct	$533.5	$481.0	$432.6
Assumed	1,308.7	1,357.7	1,236.2
Gross earned premiums	1,842.2	1,838.7	1,668.8
Ceded	(299.7)	(397.1)	(406.5)
Net earned premiums	$1,542.5	$1,441.6	$1,262.3
Losses and LAE:
Direct	$389.0	$316.3	$260.5
Assumed	1,135.7	1,111.4	819.1
Gross losses and LAE	1,524.7	1,427.7	1,079.6
Ceded	(235.0)	(257.4)	(179.6)
Net losses and LAE	$1,289.7	$1,170.3	$900.0
Sirius Group's reinsurance protection primarily consists of pro-rata and excess of loss protections that protect all of its reportable segments. Attachment points and coverage limits vary by region around the world. Protections by reportable segment are listed below.
Global Reinsurance
Sirius Group's core proportional property reinsurance programs provide protection for parts of the non-proportional treaty accounts written in Europe, the Americas, Caribbean, Asia, the Middle East, and Australia. These reinsurance protections are designed to increase underwriting capacity where appropriate and to reduce exposure both to large catastrophe losses and to a frequency of smaller loss events.
As of January 1, 2021, Sirius Group has in place excess of loss retrocessional coverage for its non-peak areas/perils related property exposures. This coverage was placed for one year at January 1, 2021 providing 100% of $50.0 million of retrocession protection in excess Sirius Group’s retention of $35.0 million.
Sirius Group has in place excess of loss retrocessional coverage for its worldwide earthquake related exposures. This coverage was renewed for one year at June 1, 2020, providing 100% of $40.0 million of reinsurance protection in excess of Sirius Group's retention of $35.0 million and a further 100% of $35.0 million of coverage in excess of $75.0 million.
Sirius Group periodically purchases industry loss warranties ("ILW") contracts to augment its overall retrocessional program. The following ILW contracts are currently in force:

Scope	Limit		Trigger		Expiration Date
United States, Named Windstorm & Earthquake	$10.0	million	$10.0 billion excess of $45.0 billion		December 31, 2021
United States, Named Windstorm & Earthquake	$10.0	million	$10.0 billion excess of $60.0 billion		May 7, 2021
United States, Named Windstorm & Earthquake	$10.0	million	$10.0 billion excess of $40.0 billion		May 31, 2021
United States, Named Windstorm & Earthquake	$10.0	million	$10.0 billion excess of $40.0 billion		May 31, 2021
United States excluding North East, all natural perils	$5.0	million	$40.0	billion	July 5, 2021
Sirius Group also purchases excess of loss reinsurance protection for its facultative and primary insurance property books. Almost all of Sirius Group's excess of loss reinsurance protections, excluding ILWs which tend to only cover one loss event, include provisions that reinstate coverage at a cost of 100% or more of the original reinsurance premium.
The Aviation & Space reinsurance program is intended to reduce exposure to a frequency of small losses, a single large loss or a combination of both. For the proportional and facultative aviation book, reinsurance protection purchased is geared to cover losses from events that cause a market loss in excess of $150.0 million up to a full policy limit of $2.0 billion. This program is in place through October 2021. For the non‑proportional book, reinsurance protection includes a 12.5% quota share treaty. In addition, the non‑proportional book is protected by ILWs totaling limits of $26.5 million. The ILWs attach at industry loss levels between $400.0 million and $800.0 million.
Other lines of business within the Global Reinsurance segment are protected through various quota share and excess of loss protections.
Global A&H
Sirius Group has excess of loss protection covering its personal accident and life accounts written in the Stockholm, Hamburg, Liege and Singapore branches. For primary insurance, there are account specific quota share and stop‑loss reinsurance protections in place of various percentages for the medical benefits and student health business. In addition to these primary insurance protections, there is an excess of loss protection of unlimited dollars in excess of $1.5 million (per person) is in place.
U.S. Specialty
The Workers' Compensation, Environmental, and Surety lines of business within the U.S. Specialty segment are protected through various quota share and excess of loss protections. Our Workers' Compensation line of business is protected by excess of loss protection on a per occurrence basis up to $30.0 million with a retention of $1.7 million.
Runoff & Other
Within the Runoff & Other segment, there are multiple reinsurance protections in place, primarily excess of loss protections.
Reinsurance recoverables by rating
At December 31, 2020, Sirius Group had reinsurance recoverables on paid losses of $51.5 million and reinsurance recoverables of $456.1 million on unpaid losses. At December 31, 2019, Sirius Group had reinsurance recoverables on paid losses of $73.9 million and reinsurance recoverables of $410.3 million on unpaid losses. Because retrocessional reinsurance contracts do not relieve Sirius Group of its obligation to its insureds, the collectability of balances due from Sirius Group's reinsurers is important to its financial strength. Sirius Group monitors the financial strength and ratings of retrocessionaires on an ongoing basis. Uncollectible amounts historically have not been significant.
The following tables provide a listing of Sirius Group's gross and net recoverable amounts by the reinsurer's Standard & Poor's Financial Services LLC ("Standard & Poor's") rating and the percentage of total recoverables as of December 31, 2020 and 2019. With certain reinsurers if Standard & Poor's rating was not available, an A.M. Best rating was used.

	December 31, 2020
Rating(1)	Gross	Collateral	Net	% of Net Total
AAA	$0.3	$—	$0.3	—%
AA	101.0	6.2	94.8	34%
A	187.5	53.2	134.3	49%
BBB or lower	122.2	117.6	4.6	2%
Not rated	96.6	55.3	41.3	15%
Total	$507.6	$232.3	$275.3	100%
(1)Standard & Poor's ratings as detailed above are: "AAA" (Extremely Strong), "AA" (Very strong), "A" (Strong) and "BBB" (Adequate).

	December 31, 2019
Rating(1)	Gross	Collateral	Net	% of Net Total
AAA	$3.4	$—	$3.4	1%
AA	117.2	14.3	102.9	42%
A	301.8	195.6	106.2	43%
BBB or lower	14.9	13.7	1.2	1%
Not rated	46.9	13.4	33.5	13%
Total	$484.2	$237.0	$247.2	100%
(1)Standard & Poor's ratings as detailed above are: "AAA" (Extremely Strong), "AA" (Very strong), "A" (Strong) and "BBB" (Adequate).
The following tables provide a listing of the five highest gross recoverable amounts by reinsurer, along with percentage of total recoverable amount, the reinsurer's Standard & Poor's reinsurer rating and the percentage that the recoverable is collateralized as of December 31, 2020 and 2019:

	December 31, 2020
(Millions)	Balance	% of Total	S&P rating	% Collateralized
Reinsurer:
General Insurance Corporation of India(1)	$98.1	19%	BBB	100%
Swiss Reinsurance Company, Ltd.	35.2	7%	AA-	—%
Berkshire Hathaway, Inc.	30.0	6%	AA+	1%
Alleghany Corp.	26.7	5%	A+	3%
Argo Capital Group Ltd.	26.5	5%	Not Rated	100%
(1)Reflects an A.M. Best rating of "B++" (Good).

	December 31, 2019
(Millions)	Balance	% of Total	S&P rating	% Collateralized
Reinsurer:
General Insurance Corporation of India(1)	$143.0	30%	A-	98%
Swiss Reinsurance Company Ltd.	44.7	9%	AA-	5%
Berkshire Hathaway, Inc.	34.0	7%	AA+	3%
Argo Capital Group Ltd.	27.0	6%	Not Rated	30%
Lloyd's of London	19.1	4%	A-	89%
(1)Reflects an A.M. Best rating of "A-" (Excellent).